Accounts receivable - Additional information (Details) - USD ($)	Jan. 27, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Product Information [Line Items]
Accounts receivable, net - trade		$ 10,758,119	$ 13,827,591
Allowance for doubtful accounts		$ 194,118	$ 0	$ 0
Subsequent event | Accounts receivable
Product Information [Line Items]
Accounts receivable, net - trade	$ 8,325,622
Subsequent event | Customer concentration risk | Accounts receivable
Product Information [Line Items]
Percentage of accounts receivable	76.00%